Consolidated Statements of Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income calculated using the effective interest method
Loan portfolio	$ 25,465,582	$ 26,534,115	$ 17,559,516
Investments in debt securities	2,716,350	2,385,289	1,843,516
Total interest income	28,181,932	28,919,404	19,403,032
Interest expense
Deposits	(15,194,029)	(16,214,226)	(7,756,432)
Financial obligations	(5,720,304)	(6,418,204)	(3,907,963)
Total interest expense	(20,914,333)	(22,632,430)	(11,664,395)
Net interest income	7,267,599	6,286,974	7,738,637
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable	(4,755,134)	(4,751,039)	(3,120,403)
Other financial assets	(4,163)	12,871	(16,723)
Recovery of charged-off financial assets	574,260	555,774	643,978
Net impairment loss on financial assets	(4,185,037)	(4,182,394)	(2,493,148)
Net interest income, after impairment losses	3,082,562	2,104,580	5,245,489
Income from commissions and fees	4,616,144	4,356,336	3,874,439
Expenses from commissions and fees	(1,032,350)	(1,003,813)	(970,676)
Net income from commissions and fees	3,583,794	3,352,523	2,903,763
Income from sales of goods and services	11,048,600	11,223,556	12,141,327
Costs and expenses of sales goods and services	(8,571,245)	(8,005,597)	(7,596,231)
Gross profit from sales of goods and services	2,477,355	3,217,959	4,545,096
Net trading income (loss)	1,404,404	(916,049)	1,559,626
Net income from other financial instruments mandatorily at fair value through profit or loss	350,919	323,685	278,751
Other income	890,668	3,751,306	(848,571)
Other expenses	(8,651,798)	(8,346,454)	(7,409,783)
Net income before tax expense	3,137,904	3,487,550	6,274,371
Income tax	(946,427)	(1,310,434)	(2,271,404)
Net income from continuing operations	2,191,477	2,177,116	4,002,967
Net income from discontinued operations, net of tax			866,166
Net income for the year	2,191,477	2,177,116	4,869,133
Net income attributable to owners of the parent:
Net income attributable to owners of the parent - Net income for the period from continuing operations	1,015,087	739,003	1,888,895
Net income attributable to owners of the parent - Net income for the period from discontinued operations, net of tax			593,990
Net income attributable to owners of the parent - Owners of the parent	1,015,087	739,003	2,482,885
Net income attributable to non-controlling interests:
Net income attributable to non-controlling interests - Net income for the period from continuing operations	1,176,390	1,438,113	2,114,072
Net income attributable to non-controlling interests - Net income for the period from discontinued operations, net of tax			272,176
Net income attributable to non-controlling interests - Non-controlling interests	1,176,390	1,438,113	2,386,248
Net income for the year	$ 2,191,477	$ 2,177,116	$ 4,869,133
Net income per share basic (in Colombian pesos, see note 25.3)	$ 42.75	$ 31.12	$ 107.29
Net income per share diluted (in Colombian pesos, see note 25.3)	$ 42.75	$ 31.12	$ 107.29